Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Dividends payable	$ 117,446	$ 100,668	$ 100,668	$ 125,836
Loan origination fees	31,750		13,665	109,997
Interest paid	896,108	942,573	1,898,550	1,866,701
Non-cash investing activity: Real estate heolf for sale financed through mortgage loans receivable		340,872	380,250
Loan transferred to real estate held for sale			$ 134,173	$ 473,105